Concentrations and Risks (Tables)	6 Months Ended
Sep. 30, 2024
Concentrations and Risks [Abstract]
Schedule of the Customers Accounting of Total Revenue	Details of the customers accounting for 10% or more of total revenue are as follows:
	For the six months ended September 30,
	2024	2024	2023	2023
	$’000%		$’000%
Customer A	317	30%	959	36%
Customer B - a related party	301	29%	477	18%
Customer C	199	19%	-	-
Customer D	-	-	600	23%
Customer E	-	-	555	21%

Schedule of the Customers Accounting of Total Receivables from Customers	Details of the customers accounting for 10% or more of total receivables from customers are as follows:
	As of September 30, 2024		As of March 31, 2024
	$’000%		$’000%
Customer B - a related party	294	55%	195	7%
Customer A	155	29%	619	21%

Schedule of the Customers Accounting of Total Payables to Customers	Details of the customers accounting for 10% or more of total payables to customers are as follows:
	As of September 30, 2024		As of March 31, 2024
	$’000%		$’000%
Customer F	1,569	28%	1,559	30%
Customer G	1,405	25%	1,396	27%
Customer H	656	12%	649	13%
*	Less than 10%